UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2010

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______18________

Form 13F Information Table Value Total: __$147931_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    17261 793257.000 SH     Sole	        793257.000
Aqua America, Inc(WTR)          COM 		03836W103    16666 948523.000 SH     Sole		948523.000
CIA Saneamento Basico(SBS)      COM		20441A102    15965 433819.000 SH     Sole               433819.000
IShares Silver Trust(SLV)	COM		46428q109    15232 888680.000 SH     Sole	        888680.000
SPDR Gold Trust(GLD)            COM   		78463V107    15166 139200.000 SH     Sole               139200.000
Mueller Industries, Inc(MLI)	COM		624756102    13383 499548.000 SH     Sole		499548.000
ASA Limited(ASA)	        COM   		g3156p103    13083 175543.000 SH     Sole		175543.000
ITT Industries, Inc.)ITT)       COM   		450911102     6392 119230.000 SH     Sole               119230.000
California Water Service Group  COM		130788102     6297 167431.000 SH     Sole               167431.000
Northwest Pipe Company(NWPX)    COM             667746101     6064 277541.000 SH     Sole               277541.000
Connecticut Water Service, Inc  COM		207797101     6052 260093.000 SH     Sole		260093.000
Ishares COMEX GOld Trust(IAU)   COM		464285105     5146 47200.000  SH     Sole		 47200.000
SJW Corp. (SJW)                 COM             784305104     3993 157097.000 SH     Sole               157097.000
Ameron International Group(AMN) COM             030710107     3383 53785.000  SH     Sole		 53785.000
Artesian Resources Corp.(ARTNA) COM		043113208     2979 168701.000 SH     Sole               168701.000
Pennichuck Corp.(PNNW)          COM             708254206      322 13714.000  SH     Sole                13714.000
Powershares Global Water Port   COM             73936T623      298 16525.000  SH     Sole                16525.000
Eastern American Natural Gas    COM             276217106      249 10650.000  SH     Sole                10650.000